Net Income Per Share (Tables)	3 Months Ended	12 Months Ended
	Apr. 02, 2022	Jan. 01, 2022
Earnings Per Share [Abstract]
Schedule of Earnings Per Share
The following table sets forth the computation of basic and diluted EPS attributable to common stockholders for the three months ended April 2, 2022 and March 27, 2021
(in thousands except share data):

	Three Months Ended
	April 2, 2022	March 27, 2021
Numerator:
Net income attributable to common stockholders	$19,704	$14,719

Denominator:
Weighted average number of shares:
Basic	146,561,717	66,145,633
Adjustment for Restricted Stock Units	271,172	$—

Diluted	146,832,889	66,145,633

Basic net income per share attributable to common stockholders	$0.13	$0.22
Diluted net income per share attributable to common stockholders	$0.13	$0.22

The following table sets forth the computation of basic and diluted EPS attributable to common stockholders for the years ended January 1, 2022, December 26, 2020 and December 28, 2019:

	Year Ended
	January 1, 2022	December 26, 2020	December 28, 2019
Numerator:
Net income attributable to common stockholders	$43,801	$56,837	$39,399

Denominator:
Weighted average number of shares:
Basic	107,875,018	65,843,575	65,271,283
Adjustment for Public Warrants - Treasury stock method	1,102,793	—	—

Diluted	$108,977,811	$65,843,575	$65,271,283

Basic net income per share attributable to common stockholders	$0.41	$0.86	$0.60
Diluted net income per share attributable to common stockholders	$0.40	$0.86	$0.60